Cybersecurity Risk Management and Strategy Disclosure	12 Months Ended
Dec. 31, 2025
Cybersecurity Risk Management, Strategy, and Governance [Line Items]
Cybersecurity Risk Management Processes for Assessing, Identifying, and Managing Threats [Text Block]

In particular, we deploy a variety of methods of defense such as endpoint security, email and web filtering, access and identity management and security monitoring to provide appropriate levels of protection against cybersecurity threats.

We, via our Containership Manager, actively monitor our systems to prevent and detect any future cybersecurity threats and separately, we monitor cybersecurity threats or incidents committed against other companies as such events become public. We have engaged outside consultants that perform penetration testing and other tests to identify and suggest improvements to minimize the risk of a future cyber incident. This allows us to remain current with the latest trends in cybersecurity and make improvements to our defense strategy to consider newly identified and developing areas of cybersecurity threats. Our Containership Manager has put in place response procedures for prompt cybersecurity incident identification, reporting, and remediation if we are subject to an information system security breach. Our Containership Manager utilizes security standards and has established cross-functional risk control capabilities to facilitate operational implementation aligned with our cybersecurity processes.

The employees of our Containership Manager, who are the main users of our digital assets, are trained to face cybersecurity threats and attacks. The training covers areas such as personal digital footprint, privacy settings, phishing, information security at home and at work, ransomware, password hygiene, and business email compromise.

In the event of a cyberattack, the Chief Technology Officer of our Containership Manager uses the internal escalation channels to inform the management as further described below.

We closely monitor changes in data protection rules and guidance. This allows us to maintain compliance with applicable laws and to keep ahead of developments and regulatory shifts.

Ongoing risks from cybersecurity threats demand management vigilance, investment, and oversight. Although we have put in place the cybersecurity processes described above, cybersecurity attacks and incidents and misuse or manipulation of any of our IT systems could have a material adverse effect on our business strategy, results of operations, or financial condition. For more information about the cybersecurity risks we face, please read “Item 3.D. Risk Factors—Risks Relating to Our Business—Our information systems may fail or may be subject to security breaches,” as well as “Item 3.D. Risk Factors—Risks Relating to Our Business—The increased number of our shore personnel working remotely might increase our vulnerability to cyber-attacks and risk of cyber-security breaches.”

Cybersecurity Risk Management Processes Integrated [Flag]	true
Cybersecurity Risk Management Processes Integrated [Text Block]

We, via our Containership Manager, have implemented a cybersecurity strategy involving various dedicated personnel and resources aimed at preventing, detecting and responding to cyberattacks, as well as being able to recover promptly in the event of material impact following a cyberattack. Additionally, we regularly update our cybersecurity processes to address cybersecurity trends and threats. Cybersecurity processes have been established to address material cybersecurity risks, including in connection with the following areas:

Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Flag]	false
Cybersecurity Risk Materially Affected or Reasonably Likely to Materially Affect Registrant [Text Block]	We did not identify any cybersecurity threats that have materially affected or are reasonably likely to materially affect our business strategy, results of operations, or financial condition.
Cybersecurity Risk Board of Directors Oversight [Text Block]

The governance of cybersecurity risks is overseen by our Board of Directors, with the audit committee dedicated to this area. This group receives regular updates on cybersecurity matters from our Containership Manager. This approach ensures that we are prepared to identify, assess, and respond to cybersecurity challenges, aligning our risk management with our organizational goals. As of the date of this report, we are not aware of any material risks from cybersecurity threats that have materially affected or are reasonably likely to materially affect the Company, including our business strategy, results of operations, or financial condition.

Cybersecurity Risk Board Committee or Subcommittee Responsible for Oversight [Text Block]

In 2024, our Containership Manager appointed a Chief Information Security Officer who oversaw information, cybersecurity, and technology security. The Chief Information Security Officer was knowledgeable about and monitored the prevention, detection, mitigation, and remediation of cybersecurity incidents. She developed appropriate plans to mitigate such risks. Such plans were validated by the members of our Board. The Chief Information Security Officer belonged to the Safety & Quality division of our Containership Manager and reported to our Chief Executive Officer. In March 2025, our Containership Manager appointed our Chief Technology Officer, or CTO, who took over the role of the Chief Information Security Officer.

Our CTO belongs to the Safety & Quality division of our Containership Manager and reports to our Chief Executive Officer. She leverages 15 years of experience in the Information and Communication Technology sector within the maritime industry. She holds a PhD in Telecommunications and Networks from the School of Electrical and Computer Engineering (ECE) at the National Technical University of Athens (NTUA), an MBA in Techno-Economics from NTUA and the University of Piraeus (UNIPI), and a Bachelor’s degree from ECE, NTUA. Currently, she is completing her MSc in Cybersecurity and Data Science at UNIPI. Our CTO is certified as an ISO27001 and ISO22301 TΟs Austria Lead Auditor and as a Certified Information Security Manager (CISM) by ISACA. Additionally, she serves as the Secretary of the board of directors for the Association of Maritime Managers in Information Technology and Communications (AMMITEC).

Cybersecurity Risk Process for Informing Board Committee or Subcommittee Responsible for Oversight [Text Block]

The Audit Committee oversees that the cybersecurity risks are well managed and reports on such management to the Board of Directors. The Board of Directors is also informed of such risks, as well as other cybersecurity matters, through periodic reports from our Containership Manager. Our Chief Executive Officer is responsible for overseeing the alignment of our cybersecurity strategy with the Company’s strategic plan. In the event of a cybersecurity incident, we have implemented a process in which the Chief Technology Officer would report such incident to our Chief Executive Officer and the Audit Committee if the incident is determined to present risk to us.